SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 21 – SUBSEQUENT EVENTS

On October 4, 2018, the Company filed a provisional patent for subcutaneous biodegradable naltrexone implant and behavioral program for weight loss.

On October 12, 2018, BioCorRx Pharmaceuticals, Inc., the Company’s majority owned subsidiary, acquired $15,200 of Therakine Biodelivery GmbH patent families consisting of approximately 11 patents pending and 1 issued patent. The patent families are subject to a Development, Commercialization and License agreement between the Company and Therakine, Ltd.

Sale of common stock

In January 2018, the Company entered into subscription agreements with two investors, pursuant to which the Investors purchased shares of the Company’s common stock. The investors purchased a total of 12,500 shares at a purchase price of $12.00 per share for a total of $150,000 invested.

Issuance of common stock

In January and February 2018, the Company issued an aggregate of 500 common shares for consulting services.

In January 2018, the Company issued 1,250 common shares as employee compensation.

In January 2018, the Company issued an aggregate of 1,000 common shares as commitment fees towards debt financing.

In January 2018, the Company issued 10,000 common shares in connection with a distribution agreement.

On February 9, 2018, the Company entered into a Investment Agreement and a Registration Rights Agreement with Northbridge Financial Inc. Under the terms of the Investment Agreement, Northbridge has agreed to provide the Company with up to ten million dollars ($10,000,000) of funding in the form of purchases of shares of the Company’s common stock. Northbridge will only make these purchases after a registration statement on Form S-1 registering these future shares is declared effective by the SEC. A registration statement on Form S-1 registering these future shares was declared effective by the Securities and Exchange Commission (the “SEC”) on September 12, 2018.

Debt financing

On January 26, 2018, the Comany issued and sold two promissory notes, each in the principal amount of $125,000 or $250,000 in the aggregate (the “Notes”), to two investors, (the “Investors”) The Notes bear interest at a rate of eight percent (8%) per annum. The Notes are due and payable on or before July 26, 2018 and may be prepaid at any time without penalty.

In the event the Company fails to make any payment due or to perform any terms of the Notes, the Investors have the right to (i) to declare the full, unpaid balance of the Notes, plus interest and other charges; accruing thereon, immediately due and payable; (ii) to specifically enforce the terms of the Notes by suit in equity; (iii) to bring an action for the unpaid and overdue payments without waiving the right to pursue the principal balance, interest, and additions thereto which are due pursuant to the terms of the Notes; and (iv) to pursue any and all other rights and remedies provided in law or equity.

As additional consideration for the Notes, the Company will issue an aggregate of 1,000 shares of the Company’s common stock (the “Inducement Shares”) to the Investors within fifteen (15) days of receipt of funds from the Investors.